Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,261,249.08
Total Fee Amount	3,241.73
Total Offset Amount	0
Net Fee	$ 3,241.73
Offset Table N/A	N/A